Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	1.74
Maximum Aggregate Offering Price	$ 6,090,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 932.38
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers an indeterminate number of additional shares of common stock, par value per share $0.001 (the "Common Stock"), of TELA Bio, Inc. (the "Registrant") issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock of the Registrant. (2) Represents shares of Common Stock that are issuable under the Amendment No. 1 to the TELA Bio, Inc. Amended and Restated 2019 Equity Incentive Plan, which was adopted by the Registrant's Board of Directors on April 3, 2025 and approved by the Registrant's stockholders at the 2025 Annual Meeting of Stockholders on May 28, 2025. (3) Estimated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and proposed maximum offering price are based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Market on August 8, 2025.